                                                   FILED PURSUANT TO RULE 497(e)
                                                 FILE NOS. 2-98772 AND 811-04347

                                    GMO TRUST

                                  SUPPLEMENT TO
     GMO TRUST PROSPECTUS DATED JUNE 30, 2005, AS REVISED SEPTEMBER 23, 2005 RELATING TO GMO U.S. CORE EQUITY FUND, GMO U.S. VALUE FUND, GMO U.S. INTRINSIC
  VALUE FUND, GMO U.S. GROWTH FUND, GMO U.S. SMALL/MID CAP VALUE FUND, GMO U.S.
      SMALL/MID CAP GROWTH FUND, GMO INTERNATIONAL CORE EQUITY FUND AND GMO
                        INTERNATIONAL GROWTH EQUITY FUND

Please refer to the relevant annual report to shareholders for the fiscal year ended February 28, 2006 (collectively, the "Annual Reports") for information regarding each above-referenced Fund's prior performance. The Annual Reports of the above-referenced Funds were filed electronically with the Securities and Exchange Commission on Form N-CSR by the registrant, GMO Trust (File Nos. 2-98772 and 811-04347), on May 17, 2006, and are hereby incorporated into the Prospectus by reference.

Supplement date: May 24, 2006

                                                   FILED PURSUANT TO RULE 497(e)
                                                 FILE NOS. 2-98772 AND 811-04347

                                    GMO TRUST

                                  SUPPLEMENT TO
  GMO TRUST CLASS M SHARES PROSPECTUS DATED JUNE 30, 2005, AS REVISED SEPTEMBER 23, 2005 RELATING TO GMO U.S. CORE EQUITY FUND, GMO U.S. VALUE FUND AND GMO U.S.
                                   GROWTH FUND

Please refer to the relevant annual report to shareholders for the fiscal year ended February 28, 2006 (collectively, the "Annual Reports") for information regarding each above-referenced Fund's prior performance. The Annual Reports of the above-referenced Funds were filed electronically with the Securities and Exchange Commission on Form N-CSR by the registrant, GMO Trust (File Nos. 2-98772 and 811-04347), on May 17, 2006, and are hereby incorporated into the Prospectus by reference.

Supplement date: May 24, 2006